GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
GENERAL AND ADMINISTRATIVE EXPENSES
7. GENERAL AND ADMINISTRATIVE EXPENSES

General and administrative expenses for the years ended December 31, 2018 and 2017 include the following:

	Year ended December 31, 2018	Year ended December 31, 2017
General and administrative - other	$26,349	$20,238
Severance payments	—	1,461
Share based payment expense (note 22(b(ii)))	5,216	3,947
General and administrative	$31,565	$25,646

Severance payments represent termination and severance payments regarding certain executive changes as a result of restructuring undertaken by the Company in 2017.